LOANS PAYABLE (Details Narrative) - USD ($)				3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 20, 2023	Sep. 30, 2020	Jul. 16, 2020	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Jun. 03, 2026	Mar. 31, 2026	Sep. 30, 2025	Mar. 31, 2025	Mar. 13, 2019
Short-Term Debt [Line Items]
Proceeds from construction loans payable	$ 300,000
Debt interest rate	8.00%		3.75%	12.00%		12.00%
Payments of loan costs	$ 15,302
Payments of repaid cost.	500,000
Loan payable								$ 405,314	$ 405,314
Proceeds from notes payable							$ 513,200
Debt instrument, face amount	405,314
Accrued interest	96,063
Convertible notes payable	517,604			$ 2,686,748		2,686,748		192,897			$ 192,897		$ 390,976
Loss on debt extinguishment	$ 16,227			(1,930,427)	$ (907,983)	(1,930,427)	$ (766,330)	1,221,635
Debt interest rate			3.75%
SLG Innovation Inc [Member]
Short-Term Debt [Line Items]
Loan payable				264,379		264,379		264,379
Secuvant LLC [Member]
Short-Term Debt [Line Items]
Loan payable				$ 132,000		$ 132,000								$ 132,000
Promissory Note [Member]
Short-Term Debt [Line Items]
Proceeds from notes payable		$ 150,000	$ 150,000
Promissory Note [Member] | SLG Innovation Inc [Member]
Short-Term Debt [Line Items]
Loan payable								$ 264,379
Proceeds from notes payable		$ 150,000
EIDL Loan [Member]
Short-Term Debt [Line Items]
Debt instrument, periodic payment			$ 731
Debt instrument term			30 years
EIDL Loan [Member] | SLG Innovation Inc [Member]
Short-Term Debt [Line Items]
Debt interest rate		3.75%
Debt instrument, periodic payment		$ 731
Debt instrument term		30 years
EIDL Loan [Member] | Secuvant LLC [Member]
Short-Term Debt [Line Items]
Debt interest rate										3.75%
Debt instrument, face amount										$ 199,699				$ 3,667